Stockholders' Equity - Schedule of Comprehensive Income (Loss) (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended			3 Months Ended								6 Months Ended		12 Months Ended
	Sep. 29, 2012	Jun. 23, 2012	Mar. 24, 2012	Dec. 24, 2011	Sep. 24, 2011	Jun. 25, 2011	Mar. 26, 2011	Dec. 25, 2010	Sep. 29, 2012	Sep. 24, 2011	Sep. 25, 2010	Dec. 31, 2011 GEN-PROBE INCORPORATED [Member]	Sep. 30, 2011 GEN-PROBE INCORPORATED [Member]	Jun. 30, 2011 GEN-PROBE INCORPORATED [Member]	Mar. 31, 2011 GEN-PROBE INCORPORATED [Member]	Dec. 31, 2010 GEN-PROBE INCORPORATED [Member]	Sep. 30, 2010 GEN-PROBE INCORPORATED [Member]	Jun. 30, 2010 GEN-PROBE INCORPORATED [Member]	Mar. 31, 2010 GEN-PROBE INCORPORATED [Member]	Jun. 30, 2012 GEN-PROBE INCORPORATED [Member]	Jun. 30, 2011 GEN-PROBE INCORPORATED [Member]	Dec. 31, 2011 GEN-PROBE INCORPORATED [Member]	Dec. 31, 2010 GEN-PROBE INCORPORATED [Member]	Dec. 31, 2009 GEN-PROBE INCORPORATED [Member]
Accumulated Comprehensive Income Loss [Line Items]
Net income, as reported	$ (77,767)	$ 23,594	$ (40,273)	$ 20,812	$ 27,569	$ 36,196	$ 82,445	$ 10,940	$ (73,634)	$ 157,150	$ (62,813)	$ 19,859	$ (15,356)	$ 22,344	$ 23,277	$ 27,238	$ 27,396	$ 28,110	$ 24,193	$ 42,175	$ 45,621	$ 50,124	$ 106,937	$ 91,783
Foreign currency translation adjustment																				157	3,173	(521)	(1,665)	2,705
Change in net unrealized gain on available-for-sale securities during the period																				(967)	(10,180)	3,045	2,097	5,693
Realized gain on available-for-sale securities, net of tax																				(1,629)	(1,142)	(3,515)	(4,370)	(6,837)
Total unrealized losses									62											(2,596)	(11,322)	3,045	2,097	5,693
Total other comprehensive loss, net																				(2,439)	(8,149)
Comprehensive (loss) income									$ (68,839)	$ 159,002	$ (69,698)									$ 39,736	$ 37,472	$ 49,133	$ 102,999	$ 93,344